ORGANIZATION, OPERATIONS AND BASIS OF PRESENTATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2021
Former Parent
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of management costs and corporate support services		$ 97,265
Joint venture, variable interest entity in which entity is primary beneficiary
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Equity interest in a joint venture	50.00%